Issued share capital, share premium account and share options - Share price (Details) shares in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2026 Options € / shares shares	Mar. 31, 2025 Options € / shares shares	Mar. 31, 2024 Options € / shares shares
Disclosure of classes of share capital [line items]
Closing share price	€ 23.87	€ 18.63	€ 21.06
Number of options exercisable | Options	0.0	0.2	0.2
Number of options exercised | Options	0.3	0.4	1.4
Increase in number of shares through exercise of share options and shares granted in share-based payment arrangements | shares	0.5	1.0	1.4
Minimum
Disclosure of classes of share capital [line items]
Share price during period	€ 16.8	€ 13.41	€ 13.96
Maximum
Disclosure of classes of share capital [line items]
Share price during period	30.15	21.8	21.49
Average
Disclosure of classes of share capital [line items]
Share price during period	€ 25.3	€ 18.14	€ 17.09